Leases - Schedule of Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 29, 2018
Leases [Abstract]
Operating lease, less than 1 year	$ 49,199
Operating lease, 1-3 years	81,829
Operating lease, 3-5 years	60,489
Operating lease, After 5 years	178,231
Less Imputed Interest	(78,637)
Operating Lease, Liability	291,111	$ 313,300
Financing lease, less than 1 year	2,036
Financing lease, 1-3 years	2,073
Financing lease, 3-5 years	486
Financing lease, After 5 years	26
Less Imputed Interest	(165)
Finance Lease, Liability	$ 4,456